BORROWINGS - Additional Information (Details) $ in Millions				12 Months Ended
	Oct. 30, 2018 USD ($)	Oct. 30, 2018 CAD ($)	May 15, 2018 USD ($)	Dec. 31, 2018 USD ($) extension	Sep. 10, 2018 USD ($)	Sep. 10, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Apr. 17, 2017 CAD ($)	Feb. 22, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Letter of credit outstanding amount				$ 47,000,000			$ 106,000,000
Increase (decrease) in corporate borrowings				(108,000,000)
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				1,975,000,000.000
Non-recourse borrowings				510,000,000			789,000,000
Increase (decrease) in corporate borrowings				$ (279,000,000)
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.18%
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.20%
Medium Term Notes, Maturing October 30, 2018
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 0			99,000,000
Medium Term Notes, Maturing October 30, 2018 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Amount repaid		$ 125
Medium Term Notes, Maturing October 30, 2018 | Debt Issuers | USD
Disclosure of detailed information about borrowings [line items]
Amount repaid	$ 94,000,000
Medium Term Notes, Maturing October 30, 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.00%
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 365,000,000			0
Face amount						$ 500
Medium-term Notes, Maturing September 11, 2028 [Domain] | USD
Disclosure of detailed information about borrowings [line items]
Face amount					$ 377,000,000
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.20%	4.20%	4.20%
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.70%	4.70%
Medium-term notes, maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 220,000,000			239,000,000
Face amount								$ 400	$ 300
Medium-term notes, maturing February 22, 2024 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Face amount									$ 300
Medium-term notes, maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.30%				3.30%	3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								3.10%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								4.00%	4.10%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | Debt Issuers | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | Debt Issuers | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									4.10%
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 13,113,000,000			8,063,000,000
Increase in borrowings				5,100,000,000
Increase (decrease) through financing cash flows, liabilities arising from financing activities				4,000,000,000
Non-recourse borrowings | CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				1,388,000,000			397,000,000
Non-recourse borrowings | USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				5,317,000,000			3,087,000,000
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 500,000,000
Borrowings, number of extensions | extension				4
Non-recourse borrowings				$ 0			$ 0
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%
Commitment fees				$ 0
Senior secured notes | Brazilian regulated gas transmission operation
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings			$ 1,500,000,000
Debt Instrument, Period Term			5 years